ORINDA INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 0.3%
Financials - 0.3%
Newlake Capital Partners, Inc.	20,000	$577,000

TOTAL COMMON STOCKS		577,000
(Cost $603,350)

REITS - 101.1%
Financials - 30.5%
AGNC Investment Corp.	74,220	1,134,824
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	157,542	3,981,086
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (a)(b)	60,000	1,521,000
AGNC Investment Corp. - Series E, 6.50% (3 Month LIBOR USD + 4.99%) (a)	46,015	1,164,640
AGNC Investment Corp. - Series F, 6.13% (3 Month LIBOR USD + 4.70%) (a)	31,100	772,524
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)	95,097	2,378,376
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)	39,250	978,110
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (a)	138,501	3,513,770
Apollo Commercial Real Estate Finance, Inc.	74,152	1,003,277
Arbor Realty Trust, Inc.	88,000	1,544,400
Arbor Realty Trust, Inc. - Series D, 6.38%	89,043	2,225,185
Arbor Realty Trust, Inc. - Series E, 6.25%	92,000	2,282,520
Blackstone Mortgage Trust, Inc.	43,628	1,308,840
Chimera Investment Corp. - Series A, 8.00% (b)	74,755	1,919,708
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	41,312	1,050,564
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)	74,632	1,914,311
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(b)	79,733	2,033,191
Franklin BSP Realty Trust, Inc. - Series E, 7.50%	48,338	1,191,532
Healthcare Realty Trust, Inc.	27,100	848,772
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)	35,500	895,310
KKR Real Estate Finance Trust, Inc.	161,260	3,326,794
KKR Real Estate Finance Trust, Inc. - Series A, 6.50% (b)	102,500	2,636,300
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (a)(b)	65,433	1,665,270
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (a)(b)	76,829	1,906,127
New Residential Investment Corp. - Series C, 6.38% (3 Month LIBOR USD + 4.97%) (a)(b)	108,129	2,454,528
New Residential Investment Corp. - Series D, 7.00% (5 Year CMT Rate + 6.22%) (a)	26,000	646,620
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(b)	60,110	1,549,636
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	92,248	2,332,952
PennyMac Mortgage Investment Trust - Series C, 6.75%	67,000	1,675,000
Realty Income Corp.	18,202	1,236,280
Starwood Property Trust, Inc.	85,000	2,121,600
TPG RE Finance Trust, Inc. - Series C, 6.25% (b)	50,000	1,205,500
		56,418,547

Real Estate - 70.6%
Alpine Income Property Trust, Inc.	24,493	438,425
American Assets Trust, Inc.	97,034	3,337,970
American Finance Trust, Inc. - Series A, 7.50%	41,000	1,077,070
American Homes 4 Rent - Series F, 5.88%	80,725	2,046,379
American Homes 4 Rent - Series G, 5.88% (b)	40,222	1,021,639
American Homes 4 Rent - Series H, 6.25%	19,659	516,049
Armada Hoffler Properties, Inc.	106,119	1,480,360
Armada Hoffler Properties, Inc. - Series A, 6.75%	51,171	1,309,978
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	9,428	238,905
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (b)	52,627	1,328,832
Boston Properties, Inc.	15,199	1,639,060
Brandywine Realty Trust	151,450	1,946,132
Centerspace - Series C, 6.63% (b)	49,046	1,260,482
Chatham Lodging Trust - Series A, 6.63% (b)	80,000	2,052,000
City Office REIT, Inc.	22,187	370,079
Corporate Office Properties Trust	99,000	2,540,340
DiamondRock Hospitality Co., 8.25%	58,715	1,581,782
Digital Realty Trust, Inc. - Series K, 5.85%	38,877	1,062,120
DigitalBridge Group, Inc. - Series H, 7.13% (b)	90,583	2,245,552
DigitalBridge Group, Inc. - Series I, 7.15% (b)	94,400	2,378,880
DigitalBridge Group, Inc. - Series J, 7.13%	100,216	2,586,575
Easterly Government Properties, Inc.	127,656	2,676,946
Federal Realty Investment Trust	17,573	2,155,680
Gaming and Leisure Properties, Inc.	23,000	1,037,760
Global Medical REIT, Inc.	43,676	713,666
Global Net Lease, Inc.	95,403	1,354,723
Global Net Lease, Inc. - Series A, 7.25%	71,191	1,816,794
Hersha Hospitality Trust - Series C, 6.88%	48,948	1,150,278
Hersha Hospitality Trust - Series E, 6.50%	159,755	3,727,979
Highwoods Properties, Inc.	118,760	5,130,432
Iron Mountain, Inc.	22,000	999,680
iStar, Inc. - Series D, 8.00% (b)	51,662	1,343,729
iStar, Inc. - Series I, 7.50%	35,793	899,836
Kimco Realty Corp.	53,636	1,202,519
LTC Properties, Inc.	63,700	2,023,112
Macerich Co. (The)	85,000	1,603,100
Medical Properties Trust, Inc.	121,645	2,589,822
Monmouth Real Estate Investment Corp. - Series C, 6.13%	60,000	1,500,600
National Health Investors, Inc.	23,100	1,206,744
National Retail Properties, Inc.	70,149	3,093,571
National Storage Affiliates Trust - Series A, 6.00%	40,295	1,041,626
Omega Healthcare Investors, Inc.	127,200	3,553,968
Orion Office REIT, Inc.	1,820	32,345
Paramount Group, Inc.	34,000	270,640
Pebblebrook Hotel Trust - Series E, 6.38% (b)	96,492	2,385,282
Pebblebrook Hotel Trust - Series F, 6.30%	92,505	2,270,998
Pebblebrook Hotel Trust - Series G, 6.38% (b)	95,700	2,430,780
Pebblebrook Hotel Trust - Series H, 5.70%	100,000	2,443,000
Piedmont Office Realty Trust, Inc.	202,560	3,520,493
Postal Realty Trust, Inc.	115,375	2,001,756
PS Business Parks, Inc. - Series Z, 4.88% (b)	37,900	995,254
Regency Centers Corp.	3,800	263,492
RLJ Lodging Trust - Series A, 1.95% (b)(c)	215,432	6,034,250
RPT Realty - Series D, 7.25%	11,056	633,730
Sabra Health Care REIT, Inc.	209,950	2,714,653
Seritage Growth Properties - Series A, 7.00%	32,452	786,636
Simon Property Group, Inc.	5,500	840,620
SITE Centers Corp.	54,000	813,240
SL Green Realty Corp.	10,159	705,339
SL Green Realty Corp. - Series I, 6.50% (b)	30,156	778,025
Spirit Realty Capital, Inc.	25,200	1,122,912
STAG Industrial, Inc.	72,893	3,176,677
Summit Hotel Properties, Inc. - Series E, 6.25%	45,932	1,153,858
Summit Hotel Properties, Inc. - Series F, 5.88%	108,000	2,679,480
Sunstone Hotel Investors, Inc. - Series H, 6.13%	60,000	1,526,400
Sunstone Hotel Investors, Inc. - Series I, 5.70%	50,000	1,245,250
UMH Properties, Inc. - Series C, 6.75%	94,739	2,424,371
UMH Properties, Inc. - Series D, 6.38%	54,000	1,414,260
Urban Edge Properties	93,500	1,611,005
VICI Properties, Inc.	69,000	1,876,800
Vornado Realty Trust	218,000	8,750,520
Vornado Realty Trust - Series M, 5.25%	25,515	649,867
		130,833,107

TOTAL REITS		187,251,654
(Cost $178,368,559)

PREFERRED STOCKS - 4.2%
Financials - 0.8%
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	38,008	953,621
MFA Financial, Inc. - Series B, 7.50%	21,897	546,330
		1,499,951

Industrials - 1.2%
Triton International Ltd., 6.88% (c)	35,606	951,392
Triton International Ltd., 7.38% (c)	51,600	1,384,944
		2,336,336

Real Estate - 2.2%
Hersha Hospitality Trust - Series D, 6.50%	137,777	3,203,315
iStar, Inc. - Series G, 7.65%	22,245	563,243
Landmark Infrastructure Partners LP - Series B, 7.90%	11,282	283,630
		4,050,188

TOTAL PREFERRED STOCKS		7,886,475
(Cost $7,491,224)

CONVERTIBLE PREFERRED STOCKS - 1.0%
Real Estate - 1.0%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	81,673	1,788,639

TOTAL CONVERTIBLE PREFERRED STOCKS		1,788,639
(Cost $2,012,410)

CLOSED-END MUTUAL FUNDS - 0.9%
Nuveen Preferred Income Opportunities Fund (b)	170,000	1,592,900

TOTAL CLOSED-END MUTUAL FUNDS		1,592,900
(Cost $1,383,440)

SHORT-TERM INVESTMENTS - 1.2%
First American Treasury Obligations Fund, 0.01% (d)	2,296,359	2,296,359

TOTAL SHORT-TERM INVESTMENTS		2,296,359
(Cost $2,296,359)

TOTAL INVESTMENTS
(Cost $192,155,342) - 108.7%		201,393,027
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%		(16,192,912)

TOTAL NET ASSETS - 100.0%		$185,200,115

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at November 30, 2021.
(b)	All or a portion of the security has been segregated for open short positions.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Seven-day yield as of November 30, 2021.

The accompanying notes are an integral part of the portfolio of investments.

ORINDA INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are
The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock	$577,000	$577,000	$-	$-
Total Common Stock	577,000	577,000	-	-
REITs
Financials	56,418,547	56,418,547	-	-
Real Estate	130,833,107	130,833,107	-	-
Total REITs	187,251,654	187,251,654	-	-
Preferred Stocks
Financials	1,499,951	1,499,951	-	-
Industrials	2,336,336	2,336,336	-	-
Real Estate	4,050,188	4,050,188	-	-
Total Preferred Stocks	7,886,475	7,886,475	-	-
Convertible Preferred Stocks
Real Estate	1,788,639	1,788,639	-	-
Total Convertible Preferred Stocks	1,788,639	1,788,639	-	-
Closed-End Mutual Funds	1,592,900	1,592,900	-	-
Short-Term Investments	2,296,359	2,296,359	-	-
Total Investments in Securities	$201,393,027	$201,393,027	$-	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

For the period ending November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.